Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) - attributable to common stockholders	$ (2,526,321)	$ (48,763)
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Stock based compensation	1,190,081	227,867
Non-cash interest expense, including amortization of beneficial conversion value, warrant related debt discounts and intrinsic value of convertible debt and amortization of debt discount and amortization of debt offering costs	73,333	334,747
Earnings in equity investment	(59,623)	(41,472)
Bad debt expense	65,763	82,192
Inventory reserve	10,000	75,995
Gain on sale of technology rights	0	(143,636)
Loss on disposal of assets	0	1,563
Net income - noncontrolling interest in discontinued operations	0	67,872
Depreciation	579,861	520,959
(Increase) decrease in assets:
Trade accounts receivable	(1,337,048)	107,902
Inventory	(1,290,794)	96,535
Prepaid expenses and other current assets	285,690	(335,302)
Deposits and other assets	80,856	(29,001)
Increase (decrease) in liabilities:
Accounts payable	382,852	356,347
Accrued expenses	(47,919)	(391,289)
Accrued compensation	59,964	(272,341)
Unearned revenue	300,786	725
NET CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	(1,803,659)	860,705
NET CASH PROVIDED BY DISCONTINUED OPERATING ACTIVITIES	0	22,141
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from Notes receivable	46,808	63,506
Proceeds from sales of technology rights	0	425,000
Purchase of property and equipment	(685,269)	(422,970)
NET CASH PROVIDED BY (USED IN) CONTINUING INVESTING ACTIVITIES	(718,804)	21,472
NET CASH PROVIDED BY DISCONTINUED INVESTING ACTIVITIES	0	195,278
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments to demand notes payable, net of proceeds	(1,069,452)	(20,879)
Payments to notes and loans payable, net of proceeds	(4,000,000)	(481,326)
Proceeds from (payments to) convertible notes payable, related party	(35,000)	35,000
Payments on notes and loans payable, related party	(3,000,000)	(300,000)
Proceeds from sales of common stock, and exercise of warrants and options, net of offering costs	13,532,285	50,000
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	5,427,833	(717,205)
NET CASH (USED IN) DISCONTINUED FINANCING ACTIVITIES	0	(648,218)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(42,305)	68,779
Cash and cash equivalents at beginning of year	176,775	373,823
Cash and cash equivalents at end of period	3,039,840	176,775
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,863,065	(197,048)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	72,630	39,264
Interest paid	597,814	917,216
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Amortization of debt offering costs	73,333	334,747
Royalties paid in common stock	6,638	0
Conversion of accrued liabilities to common stock	5,054	0
Conversion of preferred stock to common stock	51	0
Common stock issued for consulting services and compensation and accrued liabilities payable in common stock	957,295	61,500
Technology rights
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Amortization	26,510	245,144
Patents, net
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Amortization	664	333
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangible assets	0	(6,646)
Website development
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Amortization	13,718	4,328
Other intangible assets
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangible assets	(80,343)	(37,418)
Trademarks And Tradenames V Infinity
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Impairment	278,428	0
Amortization	$ 109,540	$ 0